SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net revenues	$ 6,291	$ 8,360	$ 4,007
Cost of revenues	2,259	2,837	2,126
GROSS PROFIT	4,032	5,523	1,881
Research and development expenses, net	17,419	24,862	32,969
Selling, marketing and business development expenses	18,333	12,486	12,014
General and administrative expenses	11,481	7,506	8,025
OPERATING LOSS	43,201	39,331	$ 51,972
Commercial Operations
Disclosure of operating segments [line items]
Net revenues	6,291	8,360
Cost of revenues	2,259	2,837
GROSS PROFIT	4,032	5,523
Selling, marketing and business development expenses	16,854	11,329
General and administrative expenses	5,173	2,795
OPERATING LOSS	17,995	8,601
Research and Development
Disclosure of operating segments [line items]
Research and development expenses, net	17,419	24,862
Selling, marketing and business development expenses	1,479	1,157
General and administrative expenses	6,308	4,711
OPERATING LOSS	$ 25,206	$ 30,730